Revenue from contracts with customers (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019
Contract balances [Line Items]
Accounts Receivable, Net	SFr 789				SFr 886
Contract with Customer, Liability	56				SFr 53
Contract with Customer, Liability, Revenue Recognized	SFr 7	SFr 10	SFr 19	SFr 14